INCOME TAXES - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Effect of permanent difference (as a percent)	(16.00%)	1.00%
Effect of different tax rate on earnings in other jurisdictions (as a percent)	(18.00%)	(3.00%)	(2.00%)
Effect of tax holiday (as a percent)	(4.00%)
Unrecognized tax provision (as a percent)	4.00%
Change in valuation allowance (as a percent)	32.00%		(1.00%)
Effect of tax credit (as a percent)	(7.00%)
Effect of true-up (as a percent)	4.00%	(1.00%)
Foreign exchange effect (as a percent)		(2.00%)
Actual income tax rate (as a percent)	22.00%	22.00%	24.00%
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 284,300
Provision for withholding income tax on dividend	$ 0
Preferential withholding tax rate (as a percent)	5.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount (in dollars)	$ 3,343
Per share effect - basic (in dollars per share)	$ 0.06
Per share effect - diluted (in dollars per share)	$ 0.06
Minimum
Additional disclosure
Unrecognized deferred tax liabilities	$ 14,200
Withholding tax rate (as a percent)	5.00%
Maximum
Additional disclosure
Unrecognized deferred tax liabilities	$ 28,400
Withholding tax rate (as a percent)	10.00%